REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 1,817,195	$ 912,840
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,807,543	911,209
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 9,652	$ 1,631